Contingencies and Provisions - Restructuring costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Severance	$ 15,710	$ 803
Share-based compensation expense acceleration	5,637	0
Cash acquisition-related compensation acceleration	2,871	0
Share-based acquisition-related compensation acceleration	4,465	0
Restructuring	$ 28,683	$ 803